Share-based compensation - Summary of Expense Recognized in Consolidated Statement of Operations for Employee Share Based Payments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	€ 247	€ 267	€ 321
Cost of revenue
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	5	5	5
Research and development
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	138	152	194
Sales and marketing
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	62	61	66
General and administrative
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	€ 42	€ 49	€ 56